Other Provisions - Summary of Other Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions, beginning balance	£ 1,291
Exchange adjustments	(7)
Charge for the year	1,146
Reversed unused	(127)
Unwinding of discount	3
Utilised	(528)
Reclassifications and other movements	13
Transfer to Pension obligations	(32)
Other provisions, ending balance	1,759
To be settled within one year		£ 1,052	£ 621
To be settled after one year		707	670
Other provisions	1,759	1,759	1,291
Legal and other disputes [member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	198
Exchange adjustments	(12)
Charge for the year	234
Reversed unused	(3)
Unwinding of discount	1
Utilised	(98)
Other provisions, ending balance	320
To be settled within one year		279
To be settled after one year		41
Other provisions	320	320	198
Major Restructuring Programmes [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	505
Exchange adjustments	4
Charge for the year	746
Reversed unused	(96)
Unwinding of discount	2
Utilised	(287)
Reclassifications and other movements	18
Transfer to Pension obligations	(32)
Other provisions, ending balance	860
To be settled within one year		634
To be settled after one year		226
Other provisions	860	860	505
Employee Related Provisions [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	387
Exchange adjustments	4
Charge for the year	64
Reversed unused	(21)
Utilised	(99)
Reclassifications and other movements	(9)
Other provisions, ending balance	326
To be settled within one year		63
To be settled after one year		263
Other provisions	326	326	387
Other Provision [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	201
Exchange adjustments	(3)
Charge for the year	102
Reversed unused	(7)
Utilised	(44)
Reclassifications and other movements	4
Other provisions, ending balance	253
To be settled within one year		76
To be settled after one year		177
Other provisions	£ 253	£ 253	£ 201